Basis of Presentation	12 Months Ended
Apr. 30, 2021
Basis Of Accounting [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION
(a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), and include the significant accounting policies as described in Note 3.

These consolidated financial statements were approved by the Board of Directors.

(b)	Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cashflow information.

(c)	Basis of consolidation

These consolidated financial statements include the financial statements of the Company and the following subsidiaries which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - 2021	% Equity Interest - 2020	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd.	100%	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	100%	USA	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	100%	USA	US dollar
ImmunoPrecise Antibodies (MA) LLC	100%	100%	USA	US dollar
Talem Therapeutics LLC ("Talem")	100%	100%	USA	US dollar
U-Protein Express B.V. (“U-Protein”)	0%	100%	Netherlands	Euro
ImmunoPrecise Netherlands B.V.	100%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe", formerly ModiQuest Research B.V.)	100%	100%	Netherlands	Euro
Immulease B.V. ("Immulease")	0%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Quebec), Ltd.	100%	0%	Canada	Canadian dollar
9438-9244 Quebec, Inc	100%	0%	Canada	Canadian dollar

Control is achieved when the Company has the power to, directly or indirectly, govern the financial and operating policies of an entity so as to obtain benefits from its activities.  Subsidiaries are fully consolidated from the date on which control is obtained and continue to be consolidated until the date that such control ceases. Intercompany balances, transactions and unrealized intercompany gains and losses are eliminated upon consolidation.

The Company incorporated new subsidiaries, ImmunoPrecise Antibodies (USA) Ltd., in Delaware, USA on September 11, 2019, and ImmunoPrecise Antibodies (Quebec), Ltd. and 9438-9244 Quebec, Inc on March 30, 2021.

The Company merged U-Protein Express B.V. and Immulease B.V. into ImmunoPrecise Antibodies (Europe) B.V., a wholly owned subsidiary of ImmunoPrecise Netherlands B.V., on January 1, 2021.

(d)	Functional and presentation currency

The functional currency of a company is the currency of the primary economic environment in which the company operates.  The presentation currency for a company is the currency in which the company chooses to present its financial statements. The presentation currency of the Company is the Canadian dollar.

Entities whose functional currencies differ from the presentation currency are translated into Canadian dollars as follows: assets and liabilities – at the closing rate as at the reporting date, and income and expenses – at the average rate of the period.  All resulting changes are recognized in other comprehensive income as cumulative translation differences.

Transactions in foreign currencies are translated into the functional currency at exchange rates at the date of the transactions.  Foreign currency monetary assets and liabilities are translated at the functional currency exchange rate at the reporting date.  Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using exchange rates as at the dates of the initial transactions.  Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.  All gains and losses on translation of these foreign currency transactions are included in profit or loss.

When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss.  If an entity disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary are reallocated between controlling and non-controlling interests.